Notes Payable	9 Months Ended	12 Months Ended
	Feb. 29, 2012	May 31, 2011
Debt Disclosure [Text Block]
7.         NOTES PAYABLE

	February 29, 2012	May 31, 2011
At February 29, 2012, notes payable consists of:

Bridge Loan, (a)	$150,000	$150,000
Term Loan, (b)	834,000	894,000
KeHE Loan-current portion, (c)	250,000	250,000
Total Notes payable	$1,234,000	$1,294,000

(a)
In July 2009, we secured from an existing shareholder a $150,000 bridge loan at an annual interest rate of nine percent (9%) which matured on September 8, 2009 (the "Bridge Loan").  The Company has defaulted on repayment of the Bridge Loan by the maturity date, however, the lender has agreed to forbear collection until such time as the Company completes a secondary offering.  As of February 29, 2012, the total amount due under the Bridge Loan including interest is $181,475.

(b)
During the period July 2009 to February 2011, we secured from several existing shareholders a term loan in the aggregate amount of $1,214,000 at an annual interest rate of nine percent (9%) to mature on or about September 10, 2010 (the "Term Loan").  The Term Loan amount has since been reduced to $834,000 (excluding interest) and the due date of the loan was extended to December 31, 2011.  The Company has defaulted on repayment of the Term Loan by the maturity date, however, the lenders have agreed to forbear collection until such time as the Company completes a secondary offering.  As of February 29, 2012, the total amount due under the Term Loan including interest is $998,477.

(c)
Also reported under Notes Payable is a $250,000 short term loan from KeHE advanced in May 2011 (See Note 9-Long Term Debt).   The Company has defaulted on repayment of the short term loan by the maturity date, however, has the full support of KeHE which has agreed to forbear until such time as the Company completes a secondary offering.

In November 2011, we obtained a short term loan of $150,000 from a lender for purposes of obtaining advance product for seasonal sales.  The loan was repaid in three installments before December 31, 2011 as well as interest in the amount of $756.16 representing eight percent (8%) interest over the course of the loan.

8.             NOTES PAYABLE and CURRENT PORTION OF LONG TERM DEBT

On May 31, 2011, notes payable consists of the following:

•
The Term Loan (described below) is due on or before December 31, 2011, and, therefore, has been moved from Long-Term Debt to Notes Payable.  As of May 31, 2011, the total amount owed to the Term Loan participants including interest is $1,002,389.

•	The $250,000 loan from KeHe discussed in Note 13(a), net of unamortized debt discount of $47,744.

•	As of May 31, 2011, the total amount due under the Bridge Loan (described below) including interest is $171,341.

•	All amounts owed under the Sellers' Notes (described below) were paid in full on or about February 11, 2011.

On May 31, 2010, notes payable consist of the following:

•
In connection with the acquisition of Artisanal Cheese, LLC, the Company obtained two seller's notes--one from each of the former members of Artisanal Cheese, LLC.  The notes are for $130,000 and $370,000, respectively (the "Sellers' Notes").  The note for $130,000 bore interest at 5% per annum and was payable in consecutive monthly payments of principal and interest in the amount of $3,896.22 commencing November 1, 2007.  The note for $370,000 bore interest at 5% per annum and was payable in consecutive monthly payments of principal and interest in the amount of $11,089.23 commencing November 1, 2007.  All principal and accrued interest under both notes was due and payable in full on October 1, 2010.  Both notes were secured pursuant to a Security Agreement pursuant to which the note holders had a first priority security interest in all assets of the Company except that the note holders had agreed to subordinate their security interest on those assets so that the Company may obtain asset-based debt financing.  As of May 31, 2010, the total balance of the notes was $132,171  and the loan principal and interest had been re-classified to current liabilities.

•
In February 2009, the Company closed on a revolving line of credit in an amount representing up to 85% of the company’s accounts receivable and 50% of its inventories with a maximum loan amount of $750,000 (the "Summit Loan").  The cost of this facility is at Prime Rate plus 2%.  The Prime Rate at February 28, 2009, was 3.25%.  The line of credit was secured by the assets of the Company and had various covenants for collateral management fees, change of control provisions and a guarantee.  As of June 1, 2009, two events of default had occurred under the Summit Loan.  Specifically, the advance against acceptable inventory exceeded the bank’s formula by approximately $20,000 and the Company had not yet paid its past due taxes in full or otherwise subordinated the taxes to the bank in a manner acceptable to the bank.  On or about June 1, 2009, the parties executed a Forbearance Agreement pursuant to which the bank agreed to forbear from exercising its rights and remedies under the original loan document in exchange for the Company’s agreement that, until it provides satisfactory evidence that it has paid the past due taxes have been paid or otherwise subordinated to the bank and until it has raised $1.7 million in cash equity, the interest rate shall be increased to the Prime Rate plus 8%.  The forbearance agreement expired July 31, 2009.  On or about August 13, 2009, the parties executed a second forbearance agreement pursuant to which the bank agreed to forbear until November 9, 2009, in exchange for a $10,000 forbearance fee, a limitation on the loan against inventory to a maximum of $175,000, and interest to continue at the rate of Prime Rate plus 8%.  On or about November 12, 2009, the parties executed a third forbearance agreement pursuant to which the bank agreed to forbear until February 15, 2010, in exchange for a $20,000 forbearance fee, a weekly pay down of the loan against inventory, and the termination of the  balance of loan against receivables on or before February 15, 2010.  On that date, the Company was in the process of finalizing loan documents with a substitute factoring company.  As agreed, no further invoices were submitted to Summit for financing and Summit proceeded to apply all monies received on behalf of the Company to the loan balance.  In the meantime, the Company received from one of its preferred shareholders and term loan participants an offer to loan the Company $2.5 million conditional upon, among other things, an assignment of the Summit financing documents to the lender.  Summit and the Company subsequently agreed that the November 12, 2009 forbearance fee which had been added to the loan balance would be halved.  On or about March 3, 2010, Summit agreed to assign and the lender agreed to assume all rights and obligations under the Summit financing documents in exchange for full payment to Summit of the then outstanding amount of $220,080.  Summit was repaid in full on March 3, 2010.

•
In October 2009, the board approved the Company’s intentions to obtain an $850,000 term loan and to raise an additional $2 million in equity.  The board subsequently increased the limit on the term loan to $1,650,000.  As of mid-February 2010, the company had secured from existing shareholders a $150,000 bridge loan at an annual interest rate of nine percent (9%) which matured on September 8, 2009 (the "Bridge Loan") and $1,214,000 of the term loan at an annual interest rate of nine percent (9%) to mature on or about September 10, 2010 (the "Term Loan").  The Company has defaulted on repayment of the Bridge Loan by the maturity date, however, the lender has agreed to forbear collection until such time as the Company completes the equity raise.  As of May 31, 2010, the total amount due under the Bridge Loan including interest is $157,841.  The Term Loan amount was subsequently reduced to $924,000 (excluding interest) through the repayment of $290,000 to one of the term lenders in exchange in part for a new loan of $2.5 million (see below).  At that time, the due date of the loan was extended to December 31, 2011 and is reported under Long-Term Debt.  (See Note 13, Long Term Debt.)